CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 13,486	¥ 23,137	¥ 12,722
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	3,646	(455)	(2,153)
Net unrealized gains (losses) on available-for-sale securities	79	0	(55)
Pension liability adjustment	3	283	(171)
Other comprehensive income (loss)	3,728	(172)	(2,379)
Comprehensive income (loss)	17,214	22,965	10,343
Comprehensive income (loss) attributable to the non controlling interest	312	125	(219)
Comprehensive income attributable to KONAMI CORPORATION	¥ 16,902	¥ 22,840	¥ 10,562